Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Feb. 18, 2022
Assets
Cash and cash equivalents	$ 200,000	$ 200,000
Total assets	200,000	200,000
Liabilities and Equity
Total liabilities	0	0
Commitments and contingencies (See Note 6)
Equity
Preferred stock, $0.01 par value per share, 100,000,000 and 0 shares authorized at June 30, 2022 and February 18, 2022, respectively, and none issued and outstanding
Additional paid-in capital	199,900	199,900
Total equity	200,000	200,000
Total liabilities and equity	200,000	200,000
Common Stock - Class I Shares
Equity
Common Stock	$ 100	$ 100